Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Sales of licenses	$ 1,366	$ 2,298	$ 2,151
Services	22,008	20,366	15,984
Total revenues	23,374	22,664	18,135
COST OF REVENUES
Cost of sales of licenses	82	140	80
Cost of services	11,071	9,986	6,066
Total cost of revenues	11,153	10,126	6,146
GROSS PROFIT	12,221	12,538	11,989
OPERATING EXPENSES:
Research and development	3,963	4,186	3,747
Selling and marketing	973	1,225	1,268
General and administrative	1,822	2,087	1,624
Total operating expenses	6,758	7,498	6,639
OPERATING INCOME	5,463	5,040	5,350
FINANCIAL INCOME, net	379	483	222
INCOME BEFORE TAXES ON INCOME	5,842	5,523	5,572
TAXES ON INCOME	459	458	438
NET INCOME	$ 5,383	$ 5,065	$ 5,134
EARNINGS PER SHARE - in U.S. dollars:
Basic (in Dollars per share)	$ 0.27	$ 0.26	$ 0.27
Diluted (in Dollars per share)	$ 0.27	$ 0.25	$ 0.27
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE – in thousands:
Basic (in Shares)	19,907	19,746	19,344
Diluted (in Shares)	20,138	19,962	19,561